Goodwill and Intangible Assets Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 18,977,000,000		$ 21,522,000,000
Accumulated Amortization	10,956,000,000		11,599,000,000
In Text Details [Abstract]
Amortization of intangibles	1,509,000,000	[1]	1,731,000,000	[1]	1,978,000,000	[1]
Future Amortization Expense, 2012	1,300,000,000
Future Amortization Expense, 2013	1,100,000,000
Future Amortization Expense, 2014	1,000,000,000
Future Amortization Expense, 2015	870,000,000
Future Amortization Expense, 2016	770,000,000
Finite Lived Intangible Assets, Fully Amortized	3,200,000,000
Purchased credit card relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	6,948,000,000		7,162,000,000
Accumulated Amortization	4,775,000,000		4,085,000,000
Core deposit intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	3,903,000,000		5,394,000,000
Accumulated Amortization	2,915,000,000		4,094,000,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	4,081,000,000		4,232,000,000
Accumulated Amortization	1,532,000,000		1,222,000,000
Affinity Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1,569,000,000		1,647,000,000
Accumulated Amortization	966,000,000		902,000,000
Other Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	2,476,000,000		3,087,000,000
Accumulated Amortization	768,000,000		1,296,000,000
Card Services [Member]
In Text Details [Abstract]
Intangible Assets, Sold	$ 396,000,000

[1]	There were no material intersegment revenues.